UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Government Money Market Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Short Term Investments	100.00%
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,004.10	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.55
Investor Class
Actual	$1,000.00	$1,002.80	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.86
* Expenses are equal to the Fund's annualized expense ratio of 0.11% for the Institutional Class shares and 0.37% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.00%(a)
$ 19,821	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 0.47%, 12/25/2029 1-mo. LIBOR + 0.15%	$ 19,821
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $19,821)		$ 19,821
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 46.67%
	Federal Home Loan Bank
25,000,000	0.20%, 07/06/2020	24,999,305
50,000,000	0.20%, 07/07/2020	49,998,332
55,000,000	0.20%, 07/08/2020	54,997,860
18,000,000	0.20%, 07/09/2020	17,999,200
50,000,000	0.29%, 07/13/2020	49,995,164
50,000,000	0.12%, 07/14/2020	49,997,833
65,000,000	0.10%, 07/16/2020	64,997,291
65,000,000	0.14%, 07/17/2020	64,996,111
45,000,000	0.17%, 07/20/2020	44,996,027
50,000,000	0.19%, 07/21/2020	49,994,789
75,000,000	0.11%, 07/22/2020	74,995,114
75,000,000	0.04%, 07/23/2020	74,998,166
45,000,000	0.15%, 07/24/2020	44,995,766
125,000,000	0.18%, 07/27/2020	124,984,285
75,000,000	0.11%, 07/28/2020	74,993,905
25,000,000	0.12%, 07/29/2020	24,997,783
25,000,000	0.01%, 07/30/2020	24,997,885
50,000,000	0.01%, 08/03/2020	49,999,542
25,000,000	0.11%, 08/04/2020	24,997,402
25,000,000	0.12%, 08/05/2020	24,997,107
25,000,000	0.11%, 08/07/2020	24,997,173
25,000,000	0.12%, 08/12/2020	24,996,646
25,000,000	0.10%, 08/13/2020	24,997,013
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 19,000,000	0.15%, 08/17/2020	$ 18,996,279
	Federal Home Loan Mortgage Corp
25,000,000	0.12%, 07/20/2020	24,998,416
25,000,000	0.01%, 08/03/2020	24,999,771
25,000,000	0.12%, 08/06/2020	24,996,999
		1,186,911,164
U.S. Treasury Bonds and Notes — 53.32%
	U.S. Treasury Bills
25,000,000	0.09%, 07/02/2020	24,999,941
25,000,000	0.11%, 07/07/2020	24,999,560
50,000,000	0.12%, 07/09/2020	49,998,722
55,000,000	0.10%, 07/14/2020	54,998,122
58,000,000	0.12%, 07/16/2020	57,997,062
90,000,000	0.11%, 07/21/2020	89,994,527
165,000,000	0.13%, 07/23/2020	164,987,196
83,000,000	0.14%, 07/28/2020	82,991,576
160,000,000	0.11%, 07/30/2020	159,985,903
235,000,000	0.14%, 08/04/2020	234,969,658
165,000,000	0.12%, 08/06/2020	164,980,073
170,000,000	0.14%, 08/11/2020	169,972,802
50,000,000	0.17%, 08/13/2020	49,989,994
25,000,000	0.12%, 08/18/2020	24,995,999
		1,355,861,135
TOTAL SHORT TERM INVESTMENTS — 99.99% (Cost $2,542,772,299)		$2,542,772,299
TOTAL INVESTMENTS — 99.99% (Cost $2,542,792,120)		$2,542,792,120
OTHER ASSETS & LIABILITIES, NET — 0.01%		$ 346,511
TOTAL NET ASSETS — 100.00%		$2,543,138,631

(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Government Money Market Fund
ASSETS:
Investments in securities, fair value(a)	$2,542,792,120
Cash	580,861
Subscriptions receivable	8,803,226
Total Assets	2,552,176,207
LIABILITIES:
Dividends payable	696
Payable for director fees	4,140
Payable for other accrued fees	120,227
Payable for shareholder services fees	212,344
Payable to investment adviser	16,987
Redemptions payable	8,683,182
Total Liabilities	9,037,576
NET ASSETS	$2,543,138,631
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$254,313,863
Paid-in capital in excess of par	2,288,824,768
NET ASSETS	$2,543,138,631
NET ASSETS BY CLASS
Investor Class	$2,330,756,971
Institutional Class	$212,381,660
CAPITAL STOCK:
Authorized
Investor Class	4,500,000,000
Institutional Class	470,000,000
Issued and Outstanding
Investor Class	2,330,756,971
Institutional Class	212,381,660
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$1.00
Institutional Class	$1.00
(a) Cost of investments	$2,542,792,120
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Government Money Market Fund
INVESTMENT INCOME:
Interest	$10,144,411
Total Income	10,144,411
EXPENSES:
Management fees	1,138,606
Shareholder services fees – Investor Class	3,635,035
Audit and tax fees	14,772
Custodian fees	11,465
Director's fees	9,604
Legal fees	2,401
Registration fees	181,530
Shareholder report fees	64,925
Transfer agent fees	5,363
Other fees	4,391
Total Expenses	5,068,092
Less amount waived by investment adviser	183,748
Less voluntary waived management fees	962,511
Net Expenses	3,921,833
NET INVESTMENT INCOME	6,222,578
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,222,578
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Government Money Market Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$6,222,578	$32,820,783
Net Increase in Net Assets Resulting from Operations	6,222,578	32,820,783
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(5,425,706)	(28,614,711)
Institutional Class	(796,872)	(4,206,072)
From Net Investment Income and Net Realized Gains	(6,222,578)	(32,820,783)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,351,568,603	2,026,280,223
Institutional Class	197,285,114	201,584,623
Shares issued in reinvestment of distributions
Investor Class	5,488,018	28,757,575
Institutional Class	802,550	4,218,749
Shares redeemed
Investor Class	(889,186,876)	(1,668,248,108)
Institutional Class	(151,005,485)	(249,515,228)
Net Increase in Net Assets Resulting from Capital Share Transactions	514,951,924	343,077,834
Total Increase in Net Assets	514,951,924	343,077,834
NET ASSETS:
Beginning of Period	2,028,186,707	1,685,108,873
End of Period	$2,543,138,631	$2,028,186,707
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,351,568,603	2,026,280,233
Institutional Class	197,285,114	201,584,613
Shares issued in reinvestment of distributions
Investor Class	5,488,018	28,757,575
Institutional Class	802,550	4,218,749
Shares redeemed
Investor Class	(889,186,876)	(1,668,248,108)
Institutional Class	(151,005,485)	(249,515,228)
Net Increase	514,951,924	343,077,834
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.28% (e)
12/31/2019	$1.00	0.02	-	0.02	(0.02)	-	(0.02)	$1.00	1.77%
12/31/2018	$1.00	0.01	-	0.01	(0.01)	-	(0.01)	$1.00	1.39%
12/31/2017	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.41%
12/31/2016	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.00%
12/31/2015	$1.00	-	-	0.00	-	-	-	$1.00	0.00%
Institutional Class
06/30/2020(Unaudited)	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.41% (e)
12/31/2019	$1.00	0.02	-	0.02	(0.02)	-	(0.02)	$1.00	2.11%
12/31/2018	$1.00	0.02	-	0.02	(0.02)	-	(0.02)	$1.00	1.75%
12/31/2017	$1.00	0.01	-	0.01	(0.01)	-	(0.01)	$1.00	0.76%
12/31/2016	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.24%
12/31/2015 (f)	$1.00	-	-	0.00	-	-	-	$1.00	0.00%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$2,330,757	0.48% (g)	0.37% (g)	0.52% (g)	N/A
12/31/2019	$1,862,887	0.48%	0.46%	1.72%	N/A
12/31/2018	$1,476,098	0.48%	0.46%	1.39%	N/A
12/31/2017	$1,287,687	0.47%	0.46%	0.40%	N/A
12/31/2016	$1,372,989	0.46%	0.36%	0.00% (h)	N/A
12/31/2015	$ 870,237	0.46%	0.10%	0.00%	N/A
Institutional Class
06/30/2020 (Unaudited)	$ 212,382	0.12% (g)	0.11% (g)	0.80% (g)	N/A
12/31/2019	$ 165,299	0.12%	0.11%	2.11%	N/A
12/31/2018	$ 209,011	0.11%	0.11%	1.74%	N/A
12/31/2017	$ 176,628	0.12%	0.11%	0.75%	N/A
12/31/2016	$ 197,854	0.11%	0.11%	0.26%	N/A
12/31/2015 (f)	$ 2,455	0.11% (g)	0.03% (g)	0.00% (g)	N/A
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was October 5, 2015.
(g)	Annualized.
(h)	Amount represents less than 0.01%.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Government Money Market Fund (the Fund) are included herein. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value (NAV) of each of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation which approximates current market value in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Semi-Annual Report - June 30, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared daily and paid monthly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.11% of the Fund's average daily net assets attributable to each Class including management fees and expenses paid directly by the Fund, excluding shareholder services fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the amount waived by investment adviser in the Statement of Operations.
Effective April 29, 2020, the Adviser and Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A, contractually agreed to temporarily waive management fees and Shareholder services fees, as applicable, and to absorb Fund expenses that collectively exceed 0.01% of the Fund’s average daily net assets but which are less than the Expense Limit. In addition, the Adviser agreed to remit payments to an applicable share class of the Fund to the extent

Semi-Annual Report - June 30, 2020

necessary to maintain a yield on such share class of 0.01%. This agreement shall terminate upon termination of the investment advisory agreement, or at any time upon written notice by the Adviser and Empower. The amount waived or reimbursed, if any, is reflected in the voluntary waived management fees in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$175,909	$220,125	$308,478	$1,146,259	$0
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower, an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
3.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
4.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Government Money Market Fund (the “Fund”), a series of the Company.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. The Board also considered that the Fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The Board noted that, although the Fund underperformed its benchmark index for each period reviewed—with the exception of the Fund’s Institutional Class for the one-year period ended December 31, 2019—such underperformance was primarily due to the Fund’s expenses. The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), while the annualized returns of the Fund’s Institutional Class were in the first quintile of its performance universe for each period reviewed.
In assessing the performance data, the Board took into account the information provided by GWCM concerning the portfolio management due diligence and monitoring processes employed for internally-managed core funds, including the Fund.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund indefinitely and that the expense limit will be discontinued only upon termination or amendment of the Advisory Agreement.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, although the total annual operating expense ratio for the Fund’s Investor Class was the highest of its peer group of funds, the peer group consisted of only three funds (including the Fund). In addition, the Board took into account that the Contractual Management Fee for the Fund’s Investor Class was the lowest of its peer group of funds. As to the Fund’s Institutional Class, the Board observed that both the Contractual Management Fee and the total annual operating expense ratio were the lowest of its peer group of funds. In its evaluation, the Board took into account a voluntary fee waiver agreed to by GWCM in March 2020, as well as the proposed expense limitation and yield enhancement agreement by and among GWCM, Empower Retirement, LLC (“Empower”)—the new provider of shareholders services for the Fund (as described under “Other Factors” below)—and the Company, on behalf of the Fund, presented and approved at the April Meeting, to further limit certain other expenses of the Fund and support the Fund’s yield, effective April 29, 2020.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to shareholders. In this regard, the Board considered the peer group ranking of the Fund’s Contractual Management Fee for each share class which, as noted earlier, was the lowest in the peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding the ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower pursuant to a new shareholder services agreement effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020